CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Non-current assets
Intangible assets, net	$ 33,359	$ 33,239	$ 33,528	$ 33,114
Property, plant and equipment, net	106,791	106,859	108,335	104,925
Equity affiliates: investments and loans	29,712	30,727	27,976	27,470
Other investments	2,247	2,062	2,007	1,627
Non-current financial assets	3,778	3,700	4,781	2,431
Deferred income taxes	6,578	6,619	7,016	7,257
Other non-current assets	2,800	2,638	2,810	2,539
Total non-current assets	185,265	185,844	186,453	179,363
Current assets
Inventories, net	19,162	16,192	14,730	12,688
Accounts receivable, net	17,192	17,532	14,068	13,481
Other current assets	17,585	14,304	13,428	17,155
Current financial assets	4,404	4,605	4,630	6,570
Cash and cash equivalents	28,643	30,285	31,268	29,727
Assets classified as held for sale	456	396	1,555	421
Total current assets	87,442	83,314	79,679	80,042
Total assets	272,707	269,158	266,132	259,405
Shareholders' equity
Common shares	8,224	8,193	8,267	8,159
Paid-in surplus and retained earnings	110,967	112,676	107,078	107,934
Currency translation adjustment	(11,087)	(11,566)	(10,256)	(13,265)
Treasury shares	(8)	(8)	(1,387)	(1,623)
Total shareholders' equity - TotalEnergies share	108,096	109,295	103,702	101,205
Non-controlling interests	2,480	2,390	2,383	2,334
Total shareholders' equity	110,576	111,685	106,085	103,539
Non-current liabilities
Deferred income taxes	10,596	10,387	10,326	10,346
Employee benefits	3,305	3,644	3,917	3,612
Provisions and other non-current liabilities	20,716	20,893	20,925	19,487
Non-current financial debt	52,331	52,541	60,203	61,540
Total non-current liabilities	86,948	87,465	95,371	94,985
Current liabilities
Accounts payable	29,752	26,959	23,574	19,198
Other creditors and accrued liabilities	27,836	22,066	22,465	24,790
Current borrowings	16,983	20,471	17,099	16,154
Other current financial liabilities	322	351	203	411
Liabilities directly associated with the assets classified as held for sale	290	161	1,335	328
Total current liabilities	75,183	70,008	64,676	60,881
Total liabilities & shareholders' equity	$ 272,707	$ 269,158	$ 266,132	$ 259,405